Notes to the cash flow statement (Tables)	12 Months Ended
Sep. 30, 2023
Notes to the cash flow statements
Summary of reconciliation of net cash provided by/(used in) operating activities to net profit for the year

	Consolidated			Parent Entity
$m	2023	2022	2021	2023	2022
Profit after income tax expense	7,201	5,699	5,463	6,434	12,178
Adjustments:
Depreciation, amortisation and impairment	1,237	1,581	3,054	1,089	1,304
Impairment charges/(benefits)	839	524	(348)	695	629
Net decrease/(increase) in current and deferred tax	665	427	350	363	139
(Increase)/decrease in accrued interest receivable	(730)	(544)	183	(657)	(499)
(Decrease)/increase in accrued interest payable	2,400	794	(423)	1,863	645
(Decrease)/increase in provisions	(173)	(621)	(1,716)	(162)	(549)
Other non-cash items	(850)	1,869	(253)	(499)	(4,416)
Cash flows from operating activities before changes in operating assets and liabilities	10,589	9,729	6,310	9,126	9,431
Net (increase)/decrease in:
Collateral paid	1,545	(1,524)	305	1,537	(1,658)
Trading securities and financial assets measured at FVIS	(4,524)	(3,750)	19,316	(4,162)	(3,890)
Derivative financial instruments	4,082	2,451	(2,420)	4,414	380
Loans	(27,270)	(36,345)	(15,098)	(25,080)	(32,696)
Other financial assets	128	279	(274)	94	(186)
Life insurance assets and life insurance liabilities	-	266	(593)	-	-
Other assets	8	20	6	11	37
Net increase/(decrease) in:
Collateral received	(2,888)	3,643	93	(3,092)	3,744
Deposits and other borrowings	24,692	35,054	33,737	23,347	33,586
Other financial liabilities	(17,146)	7,120	9,036	(18,117)	5,939
Other liabilities	(12)	11	(8)	(3)	41
Net cash provided by/(used in) operating activities	(10,796)	16,954	50,410	(11,925)	14,728

Summary of the assets and liabilities over which control ceased

	Consolidated			Parent Entity
$m	2023	2022	2021	2023	2022
Assets
Cash and balances with central banks	18	169	50	-	-
Trading securities and financial assets measured at FVIS	-	-	409	-	-
Loans	-	965	369	-	965
Other financial assets	18	66	688	-	-
Life insurance assets	-	2,366	-	-	-
Property and equipment	-	-	29	-	-
Deferred tax assets	-	39	4	-	-
Intangible assets	55	-	243	-	-
Other assets	-	168	226	-	-
Total assets	91	3,773	2,018	-	965
Liabilities
Other financial liabilities	22	34	110	-	-
Current tax liabilities	-	2	-	-	-
Life insurance liabilities	-	185	-	-	-
Provisions	1	52	9	-	4
Deferred tax liabilities	-	34	-	-	-
Other liabilities	-	213	720	-	-
Total liabilities	23	520	839	-	4
Total equity attributable to owners of WBC	68	3,253	1,179	-	961
Cash proceeds received (net of transaction costs)	311	2,284	1,322	-	1,013
Expected receivable (completion settlement)/deferred consideration	-	146	45	-	118
Total consideration	311	2,430	1,367	-	1,131
Gain/(loss) on disposal	243	(823)	188	-	170
Reconciliation of cash proceeds from disposal:
Cash proceeds received (net of transaction costs)	311	2,284	1,322	-	1,013
Less: Cash deconsolidated	(18)	(169)	(50)	-	-
Cash consideration (paid)/received (net of transaction costs and cash held)	293	2,115	1,272	-	1,013

Schedule of non-cash financing activities

	Consolidated			Parent Entity
$m	2023	2022	2021	2023	2022
Shares issued under the dividend reinvestment plan	192	-	401	192	-
Increase in lease liabilities	235	244	199	217	226

Schedule of cash and balances with central banks

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Cash and cash at bank	13,852	14,711	13,490	14,226
Exchange settlement accounts	88,371	90,243	79,810	80,767
Regulatory deposits with central banks	299	303	166	189
Total cash and balances with central banks	102,522	105,257	93,466	95,182